Loss Per Common Share (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Numerator:
Net loss attributable to Navios Holdings common stockholders	$ (36,680)	$ (15,881)	$ (34,627)	$ (26,036)
Less:
Dividend on Preferred Stock and on unvested restricted shares	(1,573)	(423)	(2,800)	(841)
Loss available to Navios Holdings common stockholders, basic	(38,253)	(16,304)	(37,427)	(26,877)
Loss available to Navios Holdings common stockholders, diluted	$ (38,253)	$ (16,304)	$ (37,427)	$ (26,877)
Denominator:
Denominator for basic net loss per share attributable to Navios Holdings common stockholders - weighted average shares	102,947,944	101,783,378	102,718,368	101,771,451
Denominator for diluted net loss per share attributable to Navios Holdings common stockholders - weighted average shares	102,947,944	101,783,378	102,718,368	101,771,451
Basic net losses per share attributable to Navios Holdings common stockholders	$ (0.37)	$ (0.16)	$ (0.36)	$ (0.26)
Diluted net losses per share attributable to Navios Holdings common stockholders	$ (0.37)	$ (0.16)	$ (0.36)	$ (0.26)